Prepaid Expenses and Other Assets	12 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Assets [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

NOTE 6. PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets consisted of the following:

		As of September 30,
		2023	2024
		HK$	HK$
Prepaid marketing expenses – current	(A)	—	3,286,530
Prepaid marketing expenses – non-current	(A)	—	1,917,143
Prepayment for purchase of intangible assets – non-current	(B)	—	2,000,000
Other prepaid expenses – current		679,882	828,973
Advances to staff		84,611	75,172
Deposits – current	(C)	673,864	823,201
Deposits – non-current	(C)	—	545,680
Others		151,902	—
		1,590,259	9,476,699
Prepaid expenses and other assets – current		1,590,259	5,013,876
Prepaid expenses and other assets – non-current		—	4,462,823
		1,590,259	9,476,699

(A)	Mainly related to marketing activities which are used to promote and market the Group’s brand name as steps to expand the business.

(B)	Mainly consist of fees prepaid for system development which are used to improve internal working efficiency. The service provider was reviewing the enterprise resource planning system being used by the Group, and will propose improvement suggestion.

(C)	Deposits consist of deposits paid to utility service providers such as power and water supplies, landlords of the leased properties, and management offices of the leased or owned properties. The deposits are refundable upon termination or expiry of corresponding services and rental.

No provision was made for credit loss of other assets for the years ended September 30, 2022, 2023, and 2024.